Stock-Based Compensation (Details 1)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Outstanding, Number of Shares (in shares) | shares	35,000
Stock Option Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 1.92
Stock Option Outstanding, Weighted Average Remaining Contractual Term (in years)	2 years 4 months 6 days
Exercisable, Number of Shares (in shares) | shares	35,000
Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 1.92
Exercise Price Range One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Outstanding, Number of Shares (in shares) | shares	21,000
Stock Option Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 1.25
Stock Option Outstanding, Weighted Average Remaining Contractual Term (in years)	1 year 6 months 29 days
Exercisable, Number of Shares (in shares) | shares	21,000
Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 1.25
Range of Exercise Prices, Lower Limit (in dollars per share)	1.01
Range of Exercise Prices, Upper Limit (in dollars per share)	$ 2.00
Exercise Price Range Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Outstanding, Number of Shares (in shares) | shares	14,000
Stock Option Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 2.92
Stock Option Outstanding, Weighted Average Remaining Contractual Term (in years)	3 years 6 months
Exercisable, Number of Shares (in shares) | shares	14,000
Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 2.92
Range of Exercise Prices, Lower Limit (in dollars per share)	2.01
Range of Exercise Prices, Upper Limit (in dollars per share)	$ 3.00